INCOME TAX - Components of income (loss) before income taxes and withholding tax on undistributed dividends (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAX
Income (loss) before income taxes	¥ (282,028,866)	$ (39,722,935)	¥ (71,219,873)	¥ 272,857,017
Current income tax expense (benefit)	759,425		(15,677,411)	42,715,007
Deferred income tax expense (benefit)	(10,952,309)	(1,542,600)	(6,079,533)	4,321,601
Total	¥ (10,192,884)	$ (1,435,638)	(21,756,944)	47,036,608
Withholding income tax rate	5.00%	5.00%
Percentage of ownership interests held by foreign investors (as a percent)	25.00%	25.00%
Cayman
INCOME TAX
Income (loss) before income taxes	¥ (1,192,264)		(10,448,513)	(9,397,404)
Indonesia
INCOME TAX
Income (loss) before income taxes	(1,268,462)		(984,230)	(881,810)
Hong Kong SAR
INCOME TAX
Income (loss) before income taxes	(7,930,644)		(14,613,793)	(6,700,069)
B.V.I.
INCOME TAX
Income (loss) before income taxes	(48,100)		(278,774)
Others
INCOME TAX
Income (loss) before income taxes	(840,681)
PRC, excluding Hong Kong S.A.R.
INCOME TAX
Income (loss) before income taxes	¥ (270,748,715)		¥ (44,894,563)	¥ 289,836,300